Summary of Material Accounting Policies - Summary of Consolidated Balance Sheet/Consolidated Statement of Changes In Equity (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Statement Of Financial Position [Line Items]
Retained earnings	₱ 37,320	₱ 29,242	₱ 18,973	₱ 17,077
Other comprehensive loss	₱ (35,733)	(39,233)	(39,165)	(33,760)
As Reported [Member]
Statement Of Financial Position [Line Items]
Retained earnings		33,901	22,020	18,799
Other comprehensive loss		(43,892)	(42,212)	(35,482)
Reclassification [Member]
Statement Of Financial Position [Line Items]
Retained earnings		(4,659)	(3,047)	(1,722)
Other comprehensive loss		₱ 4,659	₱ 3,047	₱ 1,722